SCHEDULE 1-CONDENSED BALANCE SHEETS (Details) - Schedule of condensed statements of comprehensive income (loss) - Parent Company [Member] - Reportable Legal Entities [Member]
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income (loss)	¥ (594,741)	$ (86,232)	¥ (234,908)	¥ (2,258,895)
Foreign currency translation adjustments	146,098	21,182	(48,154)	(97,245)
Unrealized gains (losses) on available-for-sale investments
Comprehensive Income (Loss)	¥ (448,643)	$ (65,050)	¥ (283,062)	¥ (2,356,140)